Income tax	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Income tax
9.	Income tax

The major components of the income tax expenses for the years ended December 31, 2022, 2021 and 2020 are:

	2022	2021	2020
	£’000	£’000	£’000
Profit or loss
Current tax:
R&D tax credit for the year	(2,209)	(9,322)	(12,432)
Foreign corporation tax on profits for the year	783	—	84
Adjustments in respect of prior years	20	370	(100)
Total current tax	(1,406)	(8,952)	(12,448)
Deferred tax:
Current year	(1,352)	(459)	(439)
Effect of changes in tax rates	(13)	—	(1)
Originating and reversal of timing differences, including adjustments in respect of prior years	(150)	6	(379)
Total deferred tax	(1,515)	(453)	(819)
Total income tax credit	(2,921)	(9,405)	(13,267)

Reconciliation of tax expense and accounting profit for 2022, 2021 and 2020:	2022	2021	2020
	£’000	£’000	£’000
Loss before tax	(44,145)	(140,928)	(87,360)
Tax credit using the UK Corporation tax rate of 19% (2021: 19% and 2020: 19%)	(8,388)	(26,776)	(16,598)
Effect of:
Non-deductible expenses	11,268	12,836	9,120
Additional deduction for R&D expenditure	(16,408)	(12,354)	(16,286)
Surrender of tax losses for R&D tax credit refund	3,099	12,354	16,286
R&D expenditure credits	(3,418)	(10,210)	(13,424)
Share-based compensation plans deduction	(4,552)	—	—
Movement in deferred tax not recognized	15,895	14,315	8,084
Adjustments to tax charge in respect of previous periods - deferred tax	(150)	18	(379)
Adjustments to tax charge in respect of previous periods	20	370	(100)
State taxes	(435)	—	7
Effects of overseas tax rates	161	42	24
Effects of changes in tax rates	(13)	—	(1)
Total tax credit included in loss for the year	(2,921)	(9,405)	(13,267)

The components of income tax are as follows:

	2022	2021	2020
	£’000	£’000	£’000
Current tax:
United States:
Federal	692	106	(16)
State	75	—	—
United Kingdom	(2,173)	(9,058)	(12,432)
Ireland	—	—	—
Total current tax	(1,406)	(8,952)	(12,448)
Deferred tax:
United States:
Federal	(1,488)	(453)	(819)
State	—	—	—
United Kingdom	—	—	—
Ireland	(27)	—	—
Total deferred tax	(1,515)	(453)	(819)
Total income tax credit	(2,921)	(9,405)	(13,267)

On May 24, 2021, the U.K. 2021 Finance Bill was substantively enacted and subsequently received Royal Assent on June 10, 2021. Under this bill, the rate of U.K. corporation tax will increase to 25% in 2023, with lower rates and tapered relief to be applied to companies with profits below £250,000.

A deferred tax asset of £4,240,386 has been recognized in 2022 (2021: £2,575,000) primarily representing unused tax credits and capitalised research and development expenditure carried forward for Immunocore LLC following an assessment of all available and applicable information, including its forecasts of costs and future profitability and the resulting ability to reverse the recognized deferred tax assets over a short period of time.

In addition to the deferred tax asset above, the Group has unrecognized deferred tax assets of £60,336,000 (2021: 58,093,000) on tax losses £241,344,000 (2021: £232,372,000) which do not expire. Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in the Group and there are no other tax planning opportunities or other evidence of recoverability in the near future. If the Group were able to recognize all unrecognized deferred tax assets, including deferred tax on losses and share-based payment, the income tax credit would increase by £55,605,000 (2021: £49,283,000).